Deferred Charges, net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Changes in deferred charges, net
Balance at the beginning of the period			$ 11,801
Amortization	$ (3,202)	$ (2,545)	(5,922)	$ (5,054)
Balance at the end of the period	15,605		15,605		$ 11,801
Drydocking and Special Survey Costs
Changes in deferred charges, net
Balance at the beginning of the period			11,801	$ 17,339	17,339
Additions			9,726		4,643
Amortization			(5,922)		(10,181)
Balance at the end of the period	$ 15,605		$ 15,605		$ 11,801
Period of amortization for deferred costs			2 years 6 months